Other Liabilities	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Other Liabilities	Other Liabilities
As at June 30, 2020 and December 31, 2019, other liabilities included the following:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Accrued expenses	123	137
Uncertain tax positions	80	83
Employee withheld taxes, social security and vacation payments	41	51
Accrued interest expense	37	40
Contract liabilities	33	29
Taxes payable	30	33
Lease liabilities	15	36
Unfavorable drilling contracts	7	8
Other liabilities	31	33
Total Other Liabilities	397	450

Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Other current liabilities	281	322
Other non-current liabilities	116	128
Total Other Liabilities	397	450